Benefit Plans - Weighted-Average Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.63%	4.51%	3.67%
Net Periodic Benefit Costs | U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.51%	3.67%	5.05%
Expected long-term return on plan assets	4.56%	3.75%	7.50%
Rate of compensation increase	4.00%	4.37%	4.21%
Net Periodic Benefit Costs | Non-US Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.13%	3.85%	4.82%
Expected long-term return on plan assets	5.95%	5.98%	4.09%
Rate of compensation increase	3.02%	3.02%	2.98%
Net Periodic Benefit Costs | Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.35%	3.40%	5.05%
Expected long-term return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%